Prepaid Expense and Other Current Assets - Schedule of Prepaid Expense and Other Current Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Prepaid Expense and Other Current Assets [Abstract]
Prepaid operating cost	$ 1,327,258	$ 1,939,706
Prepaid service cost	45,098	51,730
Others	42,444	13,453
Total	$ 1,414,800	$ 2,004,889